Due to Banks - Summary of Due to Banks (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2024	Dec. 31, 2023
Due to Bank [Line Items]
Total due to banks	₸ 24,474	₸ 154
Repurchase Agreements
Due to Bank [Line Items]
Total due to banks	24,151	₸ 154
Time Deposits of Banks and Other Financial Institutions
Due to Bank [Line Items]
Total due to banks	₸ 323